Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CLEARWATER PAPER CORPORATION
Amendment Flag	false
Entity Central Index Key	0001441236
Document Period End Date	Dec. 31, 2025
EBP rep
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Clearwater Paper Corporation
Amendment Flag	false
Entity Central Index Key	0001441236